COMMITMENTS AND CONTINGENCIES (Details) (USD $)	6 Months Ended
Jun. 30, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
Annual lease payment	$ 1,000,000
Lease expiration date	Oct. 01, 2026
Monthly lease payment	83,333
Lease renewal fee	1,000,000
Information about litigation:
Damages being sought by the Company in a lawsuit	2,000,000
Damages being sought by counterparty	477,783.42
Monthly Non Accountable Expense Reimbursement [Member]
Long-term Purchase Commitment [Line Items]
Commitment amount	10,000
Royalty commitment percent	15.00%
Annual Salaries [Member]
Long-term Purchase Commitment [Line Items]
Commitment amount	$ 890,000